Note 11 - Grants Under Stock Option Plans (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consultant [Member]
Granted (in shares)	11,000
Executive Officer [Member]
Granted (in shares)	40,000	11,563	8,604	6,250
Employee [Member]
Granted (in shares)	51,750	22,375	15,750	31,250
Non-employee [Member]
Granted (in shares)	10,000		2,500
Granted (in shares)	112,750	43,938	36,854	47,500